Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal Deposit Insurance Corporation Premium Expense		$ 250,000
Aggregate shares (in Shares)		14,891,667
Weighted average diluted shares outstanding adjustment	0
Net tangible assets		$ 5,000,001
Additional paid-in capital		5,800,000
Accumulated deficit		$ 32,000,000.0
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption (in Shares)		34,500,000
Reclassification of temporary equity (in Shares)		3,780,366
Common Class B [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to forfeiture	1,125,000